CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603





                                  June 25, 2009


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

        Re:            First Trust Exchange-Traded Fund
                     (File Nos. 333-125751 and 811-21774)
                  ------------------------------------------


Ladies and Gentlemen:

         On behalf of First Trust Exchange-Traded Fund (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 47 and under the Investment Company Act of 1940, as amended, Amendment No. 47 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust NASDAQ(R) ABA(R) Community Bank Index Fund, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

         If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                       Very truly yours,

                                       CHAPMAN AND CUTLER LLP


                                       By: /s/ Morrison C. Warren
                                           ---------------------------------
                                           Morrison C. Warren

Enclosures

cc:   W. Scott Jardine
      Eric F. Fess